Debt - Summary of Debt (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Debt Instrument [Line Items]
Notes payable	$ 1,130,000	$ 6,071,807	$ 2,880,200
Less: current maturities	(130,000)	(1,630,000)	(380,200)
Notes payable, long-term	1,000,000	4,441,807	2,500,000
$130,000 Unsecured Drawdown Convertible Promissory Note
Debt Instrument [Line Items]
Notes payable	130,000	130,000	130,000
$1.5M Secured Convertible Promissory Notes
Debt Instrument [Line Items]
Notes payable		1,500,000	1,500,000
$1M Notes
Debt Instrument [Line Items]
Notes payable	$ 1,000,000	1,000,000	1,000,000
Bridge Convertible Notes
Debt Instrument [Line Items]
Notes payable		3,441,807	0
Payment Protection Program loans
Debt Instrument [Line Items]
Notes payable		$ 0	$ 250,200